Business Combination (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 08, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2020
Business Acquisition [Line Items]
Cash consideration paid to existing preferred stockholders		$ 3,687
Identifiable net assets acquired (liabilities assumed)
Goodwill		$ 9,054	$ 9,812	$ 8,948	$ 9,645
Giga Tronics Incorporated [Member]
Business Acquisition [Line Items]
Common stock exchanged	$ 4,055
Fair value of GIGA equity awards	349
Cash consideration paid to existing preferred stockholders	3,794
Total Consideration	8,198
Identifiable net assets acquired (liabilities assumed)
Cash	107
Trade accounts receivables	536
Inventories	2,529
Prepaid expenses	116
Accrued revenue	363
Property and equipment	331
Right-of-use asset	370
Other long-term assets	269
Accounts payable	(2,831)
Loans payable, net of discounts and issuance costs	(1,687)
Accrued payroll and benefits	(1,488)
Lease obligations	(491)
Other current liabilities	(368)
Other non-current liabilities	(17)
Net assets acquired	(2,261)
Goodwill	$ 10,459